Investments held at fair value (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Investments Held At Fair Value [Abstract]
Investments Held at Fair Value

			2024			2023
	Fair value through P&L £m	Fair value through OCI £m	Total £m	Fair value through P&L £m	Fair value through OCI £m	Total £m
1 January	652	67	719	640	60	700
Difference on exchange	(40)	—	(40)	(52)	(1)	(53)
Additions	210	4	214	405	11	416
Disposals	(288)	—	(288)	(372)	—	(372)
Provisions	—	—	—	4	—	4
Reclassifications	—	—	—	(3)	3	—
Other fair value movements	60	(6)	54	30	(6)	24
31 December	594	65	659	652	67	719
Current	513	—	513	601	—	601
Non-current	81	65	146	51	67	118
	594	65	659	652	67	719

Schedule of Reconciliation of Fair Value Investments Cash Flows to Cash Flow Statements	Below is a reconciliation of the fair value investments cash flows to the cash flow statement – investing activities:

	2024 £m	2023 £m
Cash outflow from investments held at fair value	204	416
Cash outflow from loans and other receivables	12	32
Cash outflows from investments per cash flow statement	216	448
Cash inflow from investments held at fair value	(288)	(372)
Cash inflow from loans and other receivables	(11)	(33)
Cash inflows from investments per cash flow statement	(299)	(405)